Fair value measurements - Measurement Inputs and Valuation Techniques (Details) $ in Thousands	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial assets
Level 3 Assets fair value	$ 300,724	$ 295,985	$ 257,265	$ 261,968	$ 276,025	$ 246,846	$ 357,570
Financial liabilities
Total financial liabilities	132		1,471			1,175
Previously Reported
Financial assets
Level 3 Assets fair value						246,847
Variable Interest Entity, Primary Beneficiary
Financial assets
Level 3 Assets fair value	130,061		125,898			124,637
Consolidated Balance Including Variable Interest Entity
Financial assets
Level 3 Assets fair value	294,697	290,136	256,766	261,343	275,163	245,176	195,303
Consolidated Balance Including Variable Interest Entity | Previously Reported
Financial assets
Level 3 Assets fair value						245,177
Asset Management
Financial assets
Level 3 Assets fair value	6,027	5,849	499	625	862	1,670	3,930
Financial liabilities
Debt obligation	132		1,471			1,175
Total financial liabilities	132	132	1,471	1,155	1,436	1,175	4,211
Asset Management | Variable Interest Entity, Primary Beneficiary
Financial assets
Level 3 Assets fair value							158,337
Asset Management | Consolidated Balance Including Variable Interest Entity
Financial assets
Level 3 Assets fair value						1,670	162,267
Financial liabilities
Total financial liabilities			1,471			1,175	272,068
Insurance Solutions
Financial assets
Debt securities:	382,632		388,907			352,730
Level 3 Assets fair value	164,636	$ 161,084	130,868	$ 128,496	$ 139,830	120,539	94,860
Insurance Solutions | Previously Reported
Financial assets
Level 3 Assets fair value						120,540
Insurance Solutions | Corporate
Financial assets
Debt securities:	161,678		119,896			82,314
Insurance Solutions | Asset and mortgage- backed securities
Financial assets
Debt securities:	203,680		253,934			254,041
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Financial assets
Level 3 Assets fair value						124,637	$ 100,443
Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Financial assets
Level 3 Assets fair value	294,697		256,766			245,177
Discounted cash flow
Financial assets
Other Invested Assets, Fair Value	4,424
Discounted cash flow | Asset Management
Financial assets
Equity securities			30			888
Discounted cash flow | Insurance Solutions
Financial assets
Equity securities	3,000		2,918			2,777
Debt securities:			8,588			2,110
Corporate loans	132,925		113,062			104,588
Other Invested Assets, Fair Value			$ 4,575			$ 10,605
Discounted cash flow | Insurance Solutions | Corporate
Financial assets
Debt securities:	5,108
Discounted cash flow | Insurance Solutions | Asset and mortgage- backed securities
Financial assets
Debt securities:	18,819
Discounted cash flow | Insurance Solutions | Minimum
Financial assets
Corporate loans, measurement input			0.036			0.053
Discounted cash flow | Insurance Solutions | Maximum
Financial assets
Corporate loans, measurement input			0.175			0.244
Discounted cash flow | Insurance Solutions | Weighted Average
Financial assets
Corporate loans, measurement input			0.106			0.120
Discounted cash flow | Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Financial assets
Equity securities			$ 141
Corporate loans	$ 89,850		$ 75,172			$ 73,305
Discounted cash flow | Discount rate | Asset Management | Minimum
Financial assets
Equity securities, measurement input			0.220			0.285
Discounted cash flow | Discount rate | Asset Management | Maximum
Financial assets
Equity securities, measurement input			0.270			0.335
Discounted cash flow | Discount rate | Asset Management | Weighted Average
Financial assets
Equity securities, measurement input			0.245			0.310
Discounted cash flow | Discount rate | Insurance Solutions | Minimum
Financial assets
Equity securities, measurement input	0.0561		0.101			0.111
Debt securities, measurement input			0.057			0.053
Corporate loans, measurement input	(0.0056)
Other invested assets , measurement input	9.84%		14.90%			9.50%
Discounted cash flow | Discount rate | Insurance Solutions | Minimum | Corporate
Financial assets
Debt securities, measurement input	0.0738
Discounted cash flow | Discount rate | Insurance Solutions | Minimum | Asset and mortgage- backed securities
Financial assets
Debt securities, measurement input	0.0625
Discounted cash flow | Discount rate | Insurance Solutions | Maximum
Financial assets
Equity securities, measurement input	0.0561		0.101			0.113
Debt securities, measurement input			0.093			0.056
Corporate loans, measurement input	0.1733
Other invested assets , measurement input	18.09%		19.30%			20.40%
Discounted cash flow | Discount rate | Insurance Solutions | Maximum | Corporate
Financial assets
Debt securities, measurement input	0.0738
Discounted cash flow | Discount rate | Insurance Solutions | Maximum | Asset and mortgage- backed securities
Financial assets
Debt securities, measurement input	0.0849
Discounted cash flow | Discount rate | Insurance Solutions | Weighted Average
Financial assets
Equity securities, measurement input	0.0561		0.101			0.112
Debt securities, measurement input			0.080			0.054
Corporate loans, measurement input	0.0791
Other invested assets , measurement input	16.32%		18.40%			15.30%
Discounted cash flow | Discount rate | Insurance Solutions | Weighted Average | Corporate
Financial assets
Debt securities, measurement input	0.0738
Discounted cash flow | Discount rate | Insurance Solutions | Weighted Average | Asset and mortgage- backed securities
Financial assets
Debt securities, measurement input	0.0755
Discounted cash flow | Discount rate | Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Minimum
Financial assets
Equity securities, measurement input			0.1437
Corporate loans, measurement input	0.0605		0.043			0.053
Discounted cash flow | Discount rate | Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Maximum
Financial assets
Equity securities, measurement input			0.1437
Corporate loans, measurement input	0.1657		0.171			0.142
Discounted cash flow | Discount rate | Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Weighted Average
Financial assets
Equity securities, measurement input			0.1437
Corporate loans, measurement input	0.1005		0.067			0.103
Enterprise value | Asset Management
Financial assets
Equity securities	$ 5,866		$ 469			$ 782
Financial liabilities
Debt obligation	132		1,471			1,175
Enterprise value | Insurance Solutions
Financial assets
Equity securities	317					$ 330
Corporate loans			$ 1,672
Enterprise value | Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Financial assets
Equity securities	256
Corporate loans	$ 39,316
Enterprise value | Discount rate | Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Minimum
Financial assets
Equity securities, measurement input	11
Enterprise value | Discount rate | Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Maximum
Financial assets
Equity securities, measurement input	11
Enterprise value | Discount rate | Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Weighted Average
Financial assets
Equity securities, measurement input	11
Enterprise value | Measurement Input, Revenue Multiple [Member] | Asset Management | Minimum
Financial assets
Equity securities, measurement input	12.5		5.13			4.5
Enterprise value | Measurement Input, Revenue Multiple [Member] | Asset Management | Maximum
Financial assets
Equity securities, measurement input	13.5		6.13			5.5
Enterprise value | Measurement Input, Revenue Multiple [Member] | Asset Management | Weighted Average
Financial assets
Equity securities, measurement input	13		5.63			5.0
Enterprise value | Measurement Input, Revenue Multiple [Member] | Insurance Solutions | Minimum
Financial assets
Equity securities, measurement input	0.94					8.25
Corporate loans, measurement input			0.3
Enterprise value | Measurement Input, Revenue Multiple [Member] | Insurance Solutions | Maximum
Financial assets
Equity securities, measurement input	0.94					9.25
Corporate loans, measurement input			8.25
Enterprise value | Measurement Input, Revenue Multiple [Member] | Insurance Solutions | Weighted Average
Financial assets
Equity securities, measurement input	0.94					8.75
Corporate loans, measurement input			8.04
Recent transaction | Insurance Solutions
Financial assets
Equity securities	$ 30
Debt securities:	13		$ 53			$ 130
Recent transaction | Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Financial assets
Equity securities	639
Corporate loans			$ 50,585			$ 51,332
Market Approach | Asset Management
Financial assets
Equity securities	75
Option Pricing Model | Asset Management
Financial assets
Equity securities	$ 13
Option Pricing Model | Valuation Technique, Volatility | Asset Management | Minimum
Financial assets
Equity securities, measurement input	0.7860
Option Pricing Model | Valuation Technique, Volatility | Asset Management | Maximum
Financial assets
Equity securities, measurement input	0.7360
Option Pricing Model | Valuation Technique, Volatility | Asset Management | Weighted Average
Financial assets
Equity securities, measurement input	0.8360
Option Pricing Model Years To Exercise | Valuation Technique, Years To Exercise | Asset Management | Minimum
Financial assets
Equity securities, measurement input	4.7
Option Pricing Model Years To Exercise | Valuation Technique, Years To Exercise | Asset Management | Maximum
Financial assets
Equity securities, measurement input	5.7
Option Pricing Model Years To Exercise | Valuation Technique, Years To Exercise | Asset Management | Weighted Average
Financial assets
Equity securities, measurement input	5.2
Probability-Weighted Expected Return Method | Asset Management
Financial assets
Other Invested Assets, Fair Value	$ 73
Probability-Weighted Expected Return Method | Independent probabilities | Asset Management | Minimum
Financial assets
Equity securities, measurement input	0.0500
Probability-Weighted Expected Return Method | Independent probabilities | Asset Management | Maximum
Financial assets
Equity securities, measurement input	0.0500
Probability-Weighted Expected Return Method | Independent probabilities | Asset Management | Weighted Average
Financial assets
Equity securities, measurement input	0.0500
Probability-Weighted Expected Return Method Dependent Probabilities | Dependent Probabilities | Asset Management | Minimum
Financial assets
Equity securities, measurement input	0.0240
Probability-Weighted Expected Return Method Dependent Probabilities | Dependent Probabilities | Asset Management | Maximum
Financial assets
Equity securities, measurement input	0.0370
Probability-Weighted Expected Return Method Dependent Probabilities | Dependent Probabilities | Asset Management | Weighted Average
Financial assets
Equity securities, measurement input	0.0310
Probability-Weighted Expected Return Method Years To Cash Flows | Years To Cash Flows | Asset Management | Minimum
Financial assets
Equity securities, measurement input	2.5
Probability-Weighted Expected Return Method Years To Cash Flows | Years To Cash Flows | Asset Management | Maximum
Financial assets
Equity securities, measurement input	4.5
Probability-Weighted Expected Return Method Years To Cash Flows | Years To Cash Flows | Asset Management | Weighted Average
Financial assets
Equity securities, measurement input	3.5